UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               -------------

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Morton H. Sachs & Company, DBA The Sachs Company
                  ------------------------------------------------
Address:          1346 South Third Street
                  ---------------------------
                  Louisville, Kentucky  40208
                  ---------------------------

Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher A. Nunnelley
         ------------------------
Title:   Vice-President
         --------------
Phone:   (502) 636-5282
         --------------

Signature, Place, and Date of Signing:

/s/Christopher A. Nunnelley     Louisville, Kentucky        August 3, 1999
----------------------------    --------------------        --------------
[Signature]                       [City, State]                 [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
         manager(s).)
[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                None
                                             ---------------
Form 13F Information Table Entry Total:           137
                                             ---------------

Form 13F Information Table Value Total:        $ 167,395
                                             ---------------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]


NONE

                             THE SACHS COMPANY
                                 FORM 13F



                                                                         Investment Descretion                Voting Authority
                                    CUSIP      Market                -----------------------------         ------------------------
         Name of Issuer             Number     Value        Shares  (a)Sole   (b)Shared (c)Other  Manager (a)Sole (b)Shared (c)Other
-------------------------------  ---------- -----------   -------- ---------- ---------- -------- ------- ------- ---------- -------

ABBOTT LABS                      002824100        744      16,400    16,400                                                  16,400
ABIOMED INC COM                  003654100        319      23,200    23,200                                                  23,200
ADC TELECOMMUNICATION            000886101        273       6,000     6,000                                                   6,000
AEGON NV ORD AMER REG            007924103        622       8,406     8,406                                                   8,406
AIR PRODS & CHEMS INC            009158106        292       7,248     7,248                                                   7,248
AIRTRAN HLDGS INC COM            00949P108        173      30,000    30,000                                                  30,000
AMERICA ONLINE INC CO            02364J104        223       2,030     2,030                                                   2,030
AMERICAN EXPRESS CO              025816109      1,856      14,265    14,265                                                  14,265
AMERITECH CORP NEW               030954101        223       3,030     3,030                                                   3,030
ANALOG DEVICES INC CO            032654105        753      15,000    15,000                                                  15,000
APHTON CORP COM                  03759P101        140      10,000    10,000                                                  10,000
ARCHER DANIELS MIDLAN            039483102        154      10,000    10,000                                                  10,000
AREA BANCSHARES CORP             039872106        594      21,900    21,900                                                  21,900
ATLANTIC RICHFIELD CO            048825103        305       3,650     3,650                                                   3,650
BANK OF AMERICA                  060505104        892      12,163    12,163                                                  12,163
BANK ONE CORP COM                06423A103      3,805      63,883    63,883                                                  63,883
BARCLAYS BK PLC ADR U            06738C802        319      11,850    11,850                                                  11,850
BARCLAYS BK PLC AMERN            06738C836        503      20,000    20,000                                                  20,000
BARNES & NOBLE INC CO            067774109        517      18,900    18,900                                                  18,900
BELL ATLANTIC CORP               077853109        235       3,600     3,600                                                   3,600
BELLSOUTH CORP                   079860102        802      17,384    17,384                                                  17,384
BP AMOCO P L C ADR SP            055622104        348       3,208     3,208                                                   3,208
BRISTOL MYERS SQUIBB             110122108        976      13,850    13,850                                                  13,850
BUDGET GROUP INC CL A            119003101      6,102     495,600   495,600                                                 495,600
BUTLER INTL INC NEW C            123649105      6,796     508,100   508,100                                                 508,100
CALIFORNIA WTR SVC GR            130788102        329      12,600    12,600                                                  12,600
CALLAWAY GOLF CO COM             131193104        161      11,000    11,000                                                  11,000
CAPITAL ONE FINL CORP            14040H105      1,470      26,400    26,400                                                  26,400
CHASE MANHATTAN CORP             16161A108        903      10,440    10,440                                                  10,440
CHEVRON CORP                     166751107        841       8,844     8,844                                                   8,844
CHIEF CONS MNG CO COM            168628105         97      21,000    21,000                                                  21,000
CIFRA S A DE C V ADR             171785207         42      22,327    22,327                                                  22,327
CINERGY CORP COM                 172474108        621      19,400    19,400                                                  19,400



                               Page 1 of 5



                             THE SACHS COMPANY
                                 FORM 13F



                                                                         Investment Descretion                Voting Authority
                                    CUSIP      Market                -----------------------------         ------------------------
         Name of Issuer             Number     Value        Shares  (a)Sole   (b)Shared (c)Other  Manager (a)Sole (b)Shared (c)Other
-------------------------------  ---------- -----------   -------- ---------- ---------- -------- ------- ------- ---------- -------

CIRCUIT CITY STORES              172737108      5,217     112,200   112,200                                                 112,200
CITIGROUP INC COM                172967101        624      13,131    13,131                                                  13,131
CNET INC COM                     125945105        242       4,200     4,200                                                   4,200
COCA COLA BOTTLING CO            191098102        481       8,581     8,581                                                   8,581
COCA COLA CO                     191216100        527       8,500     8,500                                                   8,500
COMDISCO INC COM                 200336105        399      15,562    15,562                                                  15,562
COMPASS BANCSHARES IN            20449H109      1,921      70,500    70,500                                                  70,500
CRESCENT R E EQUITIES            225756105      1,864      78,500    78,500                                                  78,500
DELTA AIR LINES INC D            247361108        288       5,000     5,000                                                   5,000
DIME BANCORP INC NEW             25429Q102      1,004      49,900    49,900                                                  49,900
DISNEY WALT PRODTNS              254687106        392      12,720    12,720                                                  12,720
EDWARDS A G INC COM              281760108      1,000      31,000    31,000                                                  31,000
EMPLOYEE SOLUTIONS IN            292166105         48      40,000    40,000                                                  40,000
ENTREMED INC COM                 29382F103        857      38,100    38,100                                                  38,100
EQUITY INNS INC COM              294703103        157      17,000    17,000                                                  17,000
EXXON CORP                       302290101      3,274      42,447    42,447                                                  42,447
FIFTH THIRD BANCORP C            316773100        308       4,628     4,628                                                   4,628
FIRST AMERN CORP TENN            318900107        208       5,000     5,000                                                   5,000
FIRST UN CORP COM                337358105        633      13,440    13,440                                                  13,440
FIRSTAR CORP NEW WIS             33763V109      1,100      39,276    39,276                                                  39,276
FLUOR CORP                       343861100        263       6,500     6,500                                                   6,500
FORD MOTOR                       345370100        549       9,725     9,725                                                   9,725
FOREST LABS INC COM              345838106        370       8,000     8,000                                                   8,000
FORTUNE BRANDS INC CO            349631101      2,669      64,516    64,516                                                  64,516
GENERAL ELEC CO                  369604103      2,462      21,784    21,784                                                  21,784
GENERAL MTRS CORP                370442105        314       4,750     4,750                                                   4,750
GENZYME CORP COM-GEN             372917104      1,892      39,000    39,000                                                  39,000
GIBSON GREETINGS INC             374827103      1,256     198,000   198,000                                                 198,000
GILLETTE CO                      375766102        262       6,400     6,400                                                   6,400
GTE CORP                         362320103        227       3,000     3,000                                                   3,000
HARTFORD FINL SVCS GR            416515104        222       3,800     3,800                                                   3,800
HEWLETT PACKARD CO CO            428236103        479       4,768     4,768                                                   4,768
I B M                            459200101      1,086       8,400     8,400                                                   8,400




                               Page 2 of 5




                             THE SACHS COMPANY
                                 FORM 13F



                                                                         Investment Descretion                Voting Authority
                                    CUSIP      Market                -----------------------------         ------------------------
         Name of Issuer             Number     Value        Shares  (a)Sole   (b)Shared (c)Other  Manager (a)Sole (b)Shared (c)Other
-------------------------------  ---------- -----------   -------- ---------- ---------- -------- ------- ------- ---------- -------

IMATION CORP COM                45245A107         270      10,900    10,900                                                  10,900
INTEL CORP COM                  458140100         287       4,820     4,820                                                   4,820
INTERWEST BANCORP INC           460931108       1,953      78,100    78,100                                                  78,100
INVESTMENT TECHNOLOGY           46145F105       1,972      61,400    61,400                                                  61,400
JEFFERIES GROUP INC N           472319102       1,810      62,400    62,400                                                  62,400
JEFFERSON SMURFIT GRO           47508W107         683      29,000    29,000                                                  29,000
JOHNSON & JOHNSON               478160104         559       5,700     5,700                                                   5,700
JOHNS-MANVILLE CORP N           478129109         611      44,000    44,000                                                  44,000
KANSAS CITY LIFE INS            484836101         448      10,410    10,410                                                  10,410
KANSAS CITY SOUTHN IN           485170104         255       4,000     4,000                                                   4,000
KERR MCGEE CORP 7.500           492386AL1       1,489   1,504,000 1,504,000                                               1,504,000
KROGER CO COM                   501044101         305      10,916    10,916                                                  10,916
LEGG MASON INC COM              524901105         334       8,666     8,666                                                   8,666
LG & E ENERGY CORP              501917108         554      26,367    26,367                                                  26,367
LILLY, ELI AND COMPAN           532457108       1,413      19,732    19,732                                                  19,732
LIMITED INC COM                 532716107         231       5,100     5,100                                                   5,100
LUCENT TECHNOLOGIES I           549463107         823      12,200    12,200                                                  12,200
MANPOWER INC WIS COM            56418H100       1,065      47,090    47,090                                                  47,090
MARRIOTT INTL INC NEW           571903202         389      10,400    10,400                                                  10,400
MARSH & MCLENNAN COS            571748102         662       8,750     8,750                                                   8,750
MCI WORLDCOM INC COM            55268B106         278       3,233     3,233                                                   3,233
MECH FINL INC COM               583492103      10,355     276,130   276,130                                                 276,130
MEDFORD BANCORP INC C           584131106       2,376     129,300   129,300                                                 129,300
MEDTRONIC INC COM               585055106         202       2,600     2,600                                                   2,600
MELLON BK CORP COM              585509102         247       6,800     6,800                                                   6,800
MERCK & CO INC                  589331107         369       5,008     5,008                                                   5,008
MIDLAND BK PLC ADR SP           597433606         309      11,500    11,500                                                  11,500
MIDLAND CO COM                  597486109         228       9,000     9,000                                                   9,000
MONDAVI ROBERT CORP C           609200100         455      12,500    12,500                                                  12,500
NATIONAL CITY CORP              635405103       1,772      54,120    54,120                                                  54,120
NEWELL RUBBERMAID INC           651229106         466      10,038    10,038                                                  10,038
NORTH FORK BANCORP IN           659424105       6,287     294,123   294,123                                                 294,123
NORTHWEST AIRLINES CO           667280101       1,723      53,000    53,000                                                  53,000



                               Page 3 of 5


                             THE SACHS COMPANY
                                 FORM 13F




                                                                         Investment Descretion                Voting Authority
                                    CUSIP      Market                -----------------------------         ------------------------
         Name of Issuer             Number     Value        Shares  (a)Sole   (b)Shared (c)Other  Manager (a)Sole (b)Shared (c)Other
-------------------------------  ---------- -----------   -------- ---------- ---------- -------- ------- ------- ---------- -------

PAYCHEX INC COM                  704326107      1,371      42,999    42,999                                                  42,999
PFIZER INC                       717081103      1,570      43,200    43,200                                                  43,200
PHILIP MORRIS COS INS            718154107        922      22,950    22,950                                                  22,950
PHILLIPS PETROLEUM CO            718507106        362       7,200     7,200                                                   7,200
PILLOWTEX CORP COM               721501104      1,517      93,000    93,000                                                  93,000
PNC FINANCIAL CORP               693475105      2,111      36,642    36,642                                                  36,642
PREMIER BANCSHARES IN            739909109        348      19,000    19,000                                                  19,000
PROCTER & GAMBLE COMP            742718109      2,161      24,210    24,210                                                  24,210
PROVIDENT FINL GROUP             743866105        288       6,575     6,575                                                   6,575
PROVIDIAN FINL CORP C            74406A102      1,259      13,499    13,499                                                  13,499
PULASKI FINL CORP COM            745548107      1,012      92,000    92,000                                                  92,000
QUALCOMM INC COM                 747525103      2,210      15,400    15,400                                                  15,400
REGIS CORP MINN COM              758932107      6,665     347,340   347,340                                                 347,340
RFS HOTEL INVS INC CO            74955J108      4,739     377,200   377,200                                                 377,200
ROCHESTER GAS & ELEC             771367109        300      11,300    11,300                                                  11,300
SCHERING PLOUGH CORP             806605101        730      13,900    13,900                                                  13,900
SOFTWARE SPECTRUM INC            833960107      5,125     315,400   315,400                                                 315,400
SOUTHWEST GAS CORP CO            844895102        678      23,700    23,700                                                  23,700
ST PAUL COS INC COM              792860108        334      10,502    10,502                                                  10,502
SYSCO CORP COM                   871829107        382      12,800    12,800                                                  12,800
TBC CORP COM                     872180104         85      12,000    12,000                                                  12,000
TELEFONICA S A ADR SP            879382208        240       4,896     4,896                                                   4,896
TEXAS INSTRS INC COM             882508104        288       2,000     2,000                                                   2,000
TEXAS REGL BANCSHARES            882673106      3,738     137,500   137,500                                                 137,500
TRANS WORLD AIRLS INC            893349837         99      20,000    20,000                                                  20,000
TRICO BANCSHARES COM             896095106      1,341      72,500    72,500                                                  72,500
T-NETIX INC COM                  872597109        188      36,300    36,300                                                  36,300
U S WEST INC NEW COM             91273H101      2,168      36,900    36,900                                                  36,900
UAL CORP COM PAR $0.0            902549500      3,819      59,100    59,100                                                  59,100
UNION PLANTERS CORP C            908068109        760      17,000    17,000                                                  17,000
UNISYS CORP                      909214108        287       7,380     7,380                                                   7,380
UNISYS CORP PFD A CV             909214207        277       4,251     4,251                                                   4,251
UST CORP COM                     902900109      7,221     238,719   238,719                                                 238,719


                               Page 4 of 5


                             THE SACHS COMPANY
                                 FORM 13F


                                                                         Investment Descretion                Voting Authority
                                    CUSIP      Market                -----------------------------         ------------------------
         Name of Issuer             Number     Value        Shares  (a)Sole   (b)Shared (c)Other  Manager (a)Sole (b)Shared (c)Other
-------------------------------  ---------- -----------   -------- ---------- ---------- -------- ------- ------- ---------- -------

WARNER LAMBERT CO COM            934488107      1,998      28,900    28,900                                                  28,900
WAVE SYS CORP CL A               943526103        561      29,500    29,500                                                  29,500
WEBSTER FINL CORP WAT            947890109      1,628      60,000    60,000                                                  60,000
WINN DIXIE STORES INC            974280109      1,027      27,800    27,800                                                  27,800
WPP GROUP PLC ADR SPO            929309300      1,381      16,100    16,100                                                  16,100

                                             ========   ========= =========                                             ===========
TOTALS                                        167,395   7,630,972 7,630,972                                               7,630,972
                                             ========   ========= =========                                             ===========



